General
Money Market
Fund, Inc.
Semi-Annual
Report
May 31, 1998

General Money Market Fund, Inc.

-------------------------------------------------------------------------------
Letter to Shareholders

Dear Shareholder:

   We are pleased to report the performance for General Money Market Fund for the six-month period ended May 31, 1998, as shown in the following table:


                                                                 Annualized
                                          Annualized Yield    Effective Yield*
                                          ----------------     ---------------
    Class A Shares..................             4.95%              5.07%
    Class B Shares..................             4.77%              4.87%

The Economy

   Although real Gross Domestic Product (GDP) sustained a growth trend approaching 4% into the first quarter, recent evidence suggests a shift to somewhat slower economic growth in coming months. Aggregate profit margins already have begun to narrow in some sectors. The conflicting pressures of a softening economy dampened by the Asian financial crisis and a tightening labor market have kept the Federal Reserve Board (the "Fed") in neutral, although a bias towards higher rates was reinstated at the March 1998 meeting of the Federal Open Market Committee (the policy-making arm of the Fed). Market interest rates have likewise stayed within a narrow range in recent months.

   While manufacturing has turned appreciably sluggish since year end, this was overshadowed in the first quarter by a strong rebound in domestic demand. The industrial sector has been slowed by the strong dollar and by weak exports. However, with Asian economies still in turmoil, competition from Asian-made imports has emerged slowly. The first quarter rebound in domestic demand was fueled primarily by strong housing market conditions and rising real household incomes.

   Rising real wages that have been such a boon to consumers in recent months may take a toll on corporate profit margins. The first sign of profit pressure was seen last year as the dollar strengthened. This year, profit margins have eroded further due to weak exports and falling prices in some sectors. Accelerating wage growth alongside limited pricing power may also prove a harbinger of profit margin erosion. Hence, a shift to slower economic growth that coexists with rising wage pressures creates a further risk to overall profit growth.

   The above pressures have kept Fed policy unchanged until now. However, it appears that policymakers are more concerned about wage growth than about economic strains, as evidenced by a recent shift towards a tightening bias. Although long-term bond yields were below year-ago levels at the end of May, substantially lower yields have proven difficult to attain in the absence of lower short-term rates. This too could restrain the economic growth rate.

The Market Environment

   For the past six months, expectations for short-term interest rates have fluctuated between the need for an increase in the Federal Funds rate in order to cool off an overheating economy, and for an ease in order to offset the Asian-crisis-triggered slowdown. Money markets are currently in a narrow band and likely to remain there until a clear trend develops.

   As the economy continues into its seventh year of expansion, the short-term money markets are also on the lookout for signs that the economic cycle is coming to an end. With unemployment at historic lows, the market is on alert for a labor shortage-inspired pickup in inflation. To date, there has been no evidence of such an occurrence.

   Another development that gives many market participants concern is the increasing talk of an "asset bubble." The short-term market is apprehensive that Federal Reserve chairman Alan Greenspan, concerned over the effects of the dramatic rise in stock prices, will raise short-term rates in an attempt to head off the speculative excesses that might derail the economy.

   With economic releases providing an often contradictory picture of the economy, the financial markets are especially sensitive to comments from Federal Reserve members. Recent speeches suggest that the Fed is concerned about the possibility of re-emerging inflationary pressures, yet is prepared to wait until a more definitive picture develops before altering monetary policy.

Portfolio Focus

   In this market environment, we continue to maintain an average maturity for the Fund which is somewhat longer than the industry average. We feel that this strategy has been beneficial to the Fund, and we currently intend to maintain that posture as long as we believe it corresponds with market conditions. Of course, we will look to adapt our approach should new factors in the market cause us to believe that such action is desirable.

                                             Sincerely,

                                             /s/ Patricia A. Larkin

                                             Patricia A. Larkin
                                             Senior Portfolio Manager

June 18, 1998
New York, N.Y.

* Annualized effective yield takes into account the effect of compounding and is based upon dividends declared daily and reinvested monthly.

General Money Market Fund, Inc.
-------------------------------------------------------------------------------
Statement of Investments                              May 31, 1998 (Unaudited)

                                                                                    Principal
Negotiable Bank Certificates of Deposit--30.4%                                        Amount            Value
-------------------------------------------------------------------------------   -------------      -------------

Abbey National Treasury Services PLC (Yankee)
   5.70%-5.72%, 1/27/99-2/25/99................................................   $ 105,000,000      $ 105,000,000
ABN-AMRO Bank N.V. (Yankee)
   5.83%, 6/19/98..............................................................      25,000,000         25,000,300
Bankers Trust Co.
   6.00%, 12/10/98.............................................................      50,000,000         50,002,514
Berliner Handels-und Frankforter Bank (Yankee)
   5.69%, 7/13/98 (a)..........................................................      50,000,000         49,999,165
Credit Agricole Indosuez S.A. (Yankee)
   5.62%, 5/26/99 (a)..........................................................      40,000,000         39,970,241
Creditanstalt-Bankverein (Yankee)
   5.61%-5.77%, 4/16/99-5/26/99 (a)............................................      75,000,000         74,960,732
Credit Suisse First Boston (Yankee)
   5.61%, 4/14/99 (a)..........................................................      50,000,000         50,000,000
Deutsche Bank AG (Yankee)
   5.61%-5.70%, 2/26/99-3/22/99................................................      50,000,000         49,982,291
International Nederlanden Bank (London)
   6.06%, 6/5/98...............................................................      43,000,000         43,000,148
Lloyds Bank PLC (London)
   5.93%, 10/27/98.............................................................      25,000,000         25,001,939
Societe Generale (Yankee)
   5.78%-5.93%, 7/16/98-5/5/99.................................................      95,000,000         94,992,861
SwedBank (Yankee)
   5.70-5.79%, 7/28/98-3/26/99.................................................     110,000,000        109,984,353
Swiss Bank Corp. (Yankee)
   5.74%, 3/5/99...............................................................      40,000,000         39,986,911
                                                                                                     -------------
TOTAL NEGOTIABLE BANK CERTIFICATES OF DEPOSIT
   (cost $757,881,455).........................................................                      $ 757,881,455
                                                                                                     =============


Commercial Paper--31.5%
-------------------------------------------------------------------------------

Associates Corp. of North America
   5.63%, 6/1/98...............................................................   $  35,000,000      $  35,000,000
Bear Stearns Companies Inc.
   5.67%-5.76%, 10/2/98-11/2/98................................................      70,000,000         68,585,589
Berliner Handels-und Frankforter Bank
   5.61%, 7/20/98..............................................................      50,000,000         49,623,653
BTAB Holdings Funding Corp.
   5.73%, 12/24/98.............................................................      50,000,000         48,426,389
Donaldson Lufkin & Jenrette Inc.
   5.63%-5.68%, 6/10/98-7/6/98.................................................      39,000,000         38,868,805


General Money Market Fund, Inc.
-------------------------------------------------------------------------------
Statement of Investments (continued)                   May 31, 1998 (Unaudited)

                                                                                    Principal
Commercial Paper (continued)                                                          Amount            Value
-------------------------------------------------------------------------------   -------------      -------------

Fina Oil & Chemical Co.
   5.60%, 7/14/98..............................................................   $  4,600,000        $  4,569,671
FINOVA Capital Corp.
   5.70%-5.74%, 11/13/98-2/25/99...............................................    105,000,000         101,281,924
General Electric Capital Corp.
   5.60%-5.85%, 6/9/98-9/4/98..................................................     90,000,000          89,681,937
Hertz Corp.
   5.58%-5.61%, 7/10/98-8/20/98................................................    120,000,000         118,818,022
Lehman Brothers Holdings Inc.
   5.66%-5.78%, 2/1/99-2/8/99 (a)..............................................     35,000,000          34,245,944
Merrill Lynch & Co. Inc.
   5.52%, 7/28/98..............................................................     25,000,000          24,787,833
Salomon Smith Barney Holdings Inc.
   5.52%, 8/3/98...............................................................     20,000,000          19,812,050
Sanwa Business Credit Corp.
   5.63%, 7/20/98..............................................................     50,000,000          49,622,292
Spintab AB
   5.56%-5.65%, 6/8/98-8/4/98..................................................    104,250,000         103,692,462
                                                                                                     -------------
TOTAL COMMERCIAL PAPER
   (cost $787,016,571).........................................................                      $ 787,016,571
                                                                                                     =============


Bank Notes--8.2%
------------------------------------------------------------------------------
BankBoston N.A.
   5.71%, 12/10/98 (a).........................................................   $  20,000,000      $  20,000,000
Bayerische Landesbank Girozentrale
   5.76%, 8/14/98..............................................................      25,000,000         25,012,460
Huntington National Bank
   5.75%, 6/23/98..............................................................      20,000,000         19,999,984
PNC Bank N.A.
   5.60%-5.62%, 4/28/99-5/21/99 (a)............................................     120,000,000        119,942,622
Societe Generale
   5.63%, 2/23/99 (a)..........................................................      20,000,000         19,994,294
                                                                                                     -------------
TOTAL BANK NOTES
   (cost $204,949,360).........................................................                      $ 204,949,360
                                                                                                     =============


Corporate Notes--22.0%
-------------------------------------------------------------------------------
BankBoston
   5.66%, 1/11/99 (a)..........................................................    $ 10,000,000      $  9,997,642
Bankers Trust Co.
   5.62%, 4/9/99 (a)...........................................................      65,000,000        64,978,537


General Money Market Fund, Inc.
-------------------------------------------------------------------------------
Statement of Investments (continued)                   May 31, 1998 (Unaudited)

                                                                                    Principal
Corporate Notes (continued)                                                           Amount            Value
-------------------------------------------------------------------------------   -------------      -------------

CTN Trust Series 1
   5.64%, 9/2/98 (a,b,c).......................................................   $  50,000,000      $  50,044,246
Heller Financial Inc.
   5.70%-5.80%, 11/6/98-4/13/99 (a)............................................      75,000,000         75,000,000
Key Bank N.A. Cleveland
   5.61%, 4/16/99 (a)..........................................................      45,000,000         44,976,796
Lehman Brothers Holdings Inc.
   5.67%-5.80%, 1/13/99-3/5/99 (a).............................................      66,000,000         66,010,132
Merrill Lynch & Co. Inc.
   5.67%, 9/9/98-10/30/98 (a)..................................................      50,000,000         50,000,000
NationsBank N.A.
   5.61%, 4/27/99 (a)..........................................................      50,000,000         49,986,890
Old Kent Trust & Trust Co.
   5.68%, 10/14/98 (a).........................................................      75,000,000         74,986,407
Paine Webber Group Inc.
   5.70%-5.79%, 6/15/98-4/22/99 (a)............................................      42,200,000         42,200,290
Salomon Smith Barney Holdings Inc.
   5.85%, 7/20/98 (a)..........................................................      20,000,000         20,000,000
                                                                                                     -------------
TOTAL CORPORATE NOTES
   (cost $548,180,940).........................................................                      $ 548,180,940
                                                                                                     =============

Promissory Notes--4.7%
-------------------------------------------------------------------------------
Goldman Sachs Group L.P.
   5.68%-5.92%, 6/12/98-10/30/98 (b,c)
   (cost $117,000,000).........................................................   $ 117,000,000      $ 117,000,000
                                                                                                     =============


U.S. Government Agencies--2.4%
-------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp. Floating Rate Notes
   5.75%, 6/30/98 (a)..........................................................   $  10,700,000      $  10,700,968
Federal National Mortgage Association, Floating Rate Notes
   5.58%, 12/1/99 (a)..........................................................      50,000,000         50,000,000
                                                                                                     -------------
TOTAL U.S. GOVERNMENT AGENCIES
   (cost $60,700,968)..........................................................                      $  60,700,968
                                                                                                     =============

General Money Market Fund, Inc.
-------------------------------------------------------------------------------
Statement of Investments (continued)                   May 31, 1998 (Unaudited)

                                                                                    Principal
Time Deposits--.2%                                                                    Amount            Value
-------------------------------------------------------------------------------   -------------      -------------

Berliner Handels-und Frankforter Bank AG (Cayman)
   5.69%, 6/1/98
   (cost $6,143,000)...........................................................   $   6,143,000     $    6,143,000
                                                                                                    ==============
TOTAL INVESTMENTS
   (cost $2,481,872,294)............................................       99.4%                    $2,481,872,294
                                                                          ======                    ==============
CASH AND RECEIVABLES (NET)..........................................         .6%                    $   14,992,729
                                                                          ======                    ==============
NET ASSETS..........................................................      100.0%                    $2,496,865,023
                                                                          ======                    ==============

Notes to Statement of Investments:
------------------------------------------------------------------------------
(a) Variable interest rate subject to periodic change.

(b) These notes were acquired for investment, not with intent to distribute or sell.

(c) Securities restricted as to public resale. These securities were acquired from 9/16/97 to 5/4/98 at a cost of par value. At May 31, 1998, the aggregate value of these securities is $117 million representing approximately 4.7% of net assets and are valued at amortized cost.

                            See notes to financial statements.

General Money Market Fund, Inc.
-------------------------------------------------------------------------------
Statement of Assets and Liabilities                    May 31, 1998 (Unaudited)

                                                                                      Cost                  Value
                                                                                 ---------------       ---------------
ASSETS:                 Investments in securities--See Statement of Investments  $2,481,872,294         $2,481,872,294
                        Cash.............................................                                   10,685,638
                        Interest receivable..............................                                   24,745,108
                        Prepaid expenses.................................                                      168,260
                                                                                                        --------------
                                                                                                         2,517,471,300
                                                                                                        --------------

LIABILITIES:            Due to The Dreyfus Corporation and affiliates....                                    1,074,885
                        Due to Distributor...............................                                      259,393
                        Payable for investment securities purchased......                                   19,178,056
                        Accrued expenses.................................                                       93,943
                                                                                                        --------------
                                                                                                            20,606,277
                                                                                                        --------------
NET ASSETS...............................................................                               $2,496,865,023
                                                                                                        ==============

REPRESENTED BY:         Paid-in capital..................................                               $2,496,993,287
                        Accumulated net realized gain (loss) on investments                                   (128,264)
                                                                                                        --------------
NET ASSETS...............................................................                               $2,496,865,023
                                                                                                        ==============

                            NET ASSET VALUE PER SHARE
                            -------------------------

                                                                                      Class A              Class B
                                                                                  --------------       ----------------
Net Assets...............................................................           $889,030,245        $1,607,834,778
Shares Outstanding.......................................................            889,097,436         1,607,895,851
NET ASSET VALUE PER SHARE................................................                  $1.00                 $1.00
                                                                                           =====                ======



                             See notes to financial statements.

General Money Market Fund, Inc.
-------------------------------------------------------------------------------
Statement of Operations              Six Months Ended May 31, 1998 (Unaudited)

INVESTMENT INCOME



INCOME                        Interest Income............................                                    $64,671,172


EXPENSES:                     Management fee--Note 2(a)...................               $  5,612,802
                              Distribution fees--Note 2(b)................                  2,245,121
                              Shareholder servicing costs--Note 2(c)......                  2,057,741
                              Registration fees..........................                     341,388
                              Custodian fees.............................                      76,566
                              Prospectus and shareholders' reports.......                      35,038
                              Professional fees..........................                      33,299
                              Directors' fees and expenses--Note 2(d).....                     20,252
                              Miscellaneous..............................                      16,755
                                                                                         ------------
                                Total Expenses...........................                  10,438,962
                              Less--reduction in shareholder servicing costs
                                due to undertaking--Note 2(c).............                   (125,244)
                                                                                         ------------
                                Net Expenses.............................                                     10,313,718
                                                                                                             -----------



INVESTMENT INCOME--NET....................................................                                    54,357,454


NET REALIZED GAIN (LOSS) ON INVESTMENTS--Note 1(b)........................                                       (23,162)
                                                                                                              -----------


NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS.....................                                    $54,334,292



                            See notes to financial statements.

General Money Market Fund, Inc.
-------------------------------------------------------------------------------
Statement of Changes in Net Assets


                                                           Six Months Ended
                                                            May 31, 1998      Ten Months Ended      Year Ended
                                                             (Unaudited)     November 30, 1997*  January 31, 1997
                                                           ----------------  ------------------  ----------------

OPERATIONS:
   Investment income--net...............................   $    54,357,454     $   68,525,556    $    49,280,474
   Net realized gain (loss) on investments.............            (23,162)           (78,341)            (8,067)
                                                           ---------------    ---------------    ---------------
         Net Increase (Decrease) in Net Assets Resulting
            from Operations............................         54,334,292         68,447,215         49,272,407
                                                           ---------------    ---------------    ---------------
DIVIDENDS TO SHAREHOLDERS FROM:
   Investment income--net:
      Class A Shares...................................        (21,634,202)       (32,426,980)       (34,241,653)
      Class B Shares...................................        (32,723,252)       (36,098,576)       (15,038,821)
                                                           ---------------    ---------------    ---------------
         Total Dividends...............................        (54,357,454)       (68,525,556)       (49,280,474)
                                                           ---------------    ---------------    ---------------
CAPITAL STOCK TRANSACTIONS ($1.00 per share):
   Net proceeds from shares sold:
      Class A Shares...................................      2,924,760,910      5,481,588,637      6,572,669,153
      Class B Shares...................................      2,807,753,217      3,353,368,498      1,019,289,506
   Dividends reinvested:
      Class A Shares...................................         21,324,861         31,506,536         32,898,001
      Class B Shares...................................         31,821,288         35,189,462         14,154,018
   Cost of shares redeemed:
      Class A Shares...................................     (2,960,359,274)    (5,373,865,859)    (6,496,025,709)
      Class B Shares...................................     (2,462,857,947)    (2,526,588,101)      (714,679,626)
                                                           ---------------    ---------------    ---------------
         Increase (Decrease) in Net Assets from
            Capital Stock Transactions.................        362,443,055      1,001,199,173        428,305,343
                                                           ---------------    ---------------    ---------------
               Total Increase (Decrease) in Net Assets.        362,419,893      1,001,120,832        428,297,276

NET ASSETS:
   Beginning of Period.................................      2,134,445,130      1,133,324,298       705,027,022
                                                           ---------------    ---------------    --------------
   End of Period.......................................     $2,496,865,023     $2,134,445,130    $1,133,324,298
                                                           ===============    ===============    ===============

------------------------------
* The Fund changed its fiscal year end from January 31 to November 30.


                       See notes to financial statements.

General Money Market Fund, Inc.

-------------------------------------------------------------------------------
Financial Highlights

   Contained below is per share operating performance data for a share of Common Stock outstanding, total investment return, ratios to average net assets and other supplemental data for each period indicated. This information has been derived from the Fund's financial statements.


                                                                            Class A Shares
                                             -----------------------------------------------------------------------------
                                             Six Months Ended
                                               May 31, 1998     Ten Months Ended             Year Ended January 31,
                                                                                      ------------------------------------
PER SHARE DATA:                               (Unaudited)    November 30, 1997(1)      1997       1996      1995      1994
                                           ----------------  -------------------      -----      -----     -----     -----
   Net asset value, beginning of period          $1.00              $1.00             $1.00      $1.00     $1.00     $1.00
                                                 -----              -----             -----      -----     -----     -----
   Investment Operations:
   Investment income--net...............          .025               .041              .047       .053      .037      .025
                                                 -----              -----             -----      -----     -----     -----
   Distributions:
   Dividends from investment income--net         (.025)             (.041)            (.047)     (.053)    (.037)    (.025)
                                                 -----              -----             -----      -----     -----     -----
   Net asset value, end of period......          $1.00              $1.00             $1.00      $1.00     $1.00     $1.00
                                                 =====              =====             =====      =====     =====     =====
TOTAL INVESTMENT RETURN................           5.01%(2)           4.99%(2)          4.81%      5.42%     3.75%     2.56%
RATIOS/SUPPLEMENTAL DATA:
   Ratio of expenses to average net assets         .80%(2)            .88%(2)           .84%       .86%      .94%      .94%
   Ratio of net investment income
      to average net assets............           4.96%(2)           4.89%(2)          4.71%      5.28%     3.68%     2.53%
   Decrease reflected in above expense ratios
      due to undertakings by the Manager           --                --                --          .01%      .04%      .02%
   Net Assets, end of period (000's Omitted)  $889,030          $903,313           $764,119   $654,581  $572,116  $616,072

--------------------
(1) The Fund changed its fiscal year end from January 31 to November 30.
(2) Annualized.

                            See notes to financial statements.

General Money Market Fund, Inc.
-------------------------------------------------------------------------------
Financial Highlights (continued)

   Contained below is per share operating performance data for a share of Common Stock outstanding, total investment return, ratios to average net assets and other supplemental data for each period indicated. This information has been derived from the Fund's financial statements.

                                                                  Class B Shares
                                             --------------------------------------------------------------
                                             Six Months Ended                        Year Ended January 31,
                                               May 31, 1998     Ten Months Ended     ----------------------
PER SHARE DATA:                                (Unaudited)    November 30, 1997(1)      1997      1996(2)
                                            ----------------  -------------------      ------     ------
   Net asset value, beginning of period..         $1.00              $1.00             $1.00       $1.00
                                                  -----              -----             -----       -----
   Investment Operations:

   Investment income--net................          .024               .039              .046        .043
                                                  -----              -----             -----       -----
   Distributions:

   Dividends from investment income--net.         (.024)             (.039)            (.046)      (.043)
                                                  -----              -----             -----       -----
   Net asset value, end of period.......          $1.00              $1.00             $1.00       $1.00
                                                  =====              =====             =====       =====
TOTAL INVESTMENT RETURN.................           4.81%(3)           4.83%(3)          4.65%       5.18%(3)

RATIOS/SUPPLEMENTAL DATA:

  Ratio of expenses to average net assets          1.00%(3)           1.00%(3)          1.00%       1.00%(3)

  Ratio of net investment income
     to average net assets.............            4.77%(3)           4.78%(3)          4.56%       5.00%(3)

  Decrease reflected in above expense ratios
     due to undertakings by the Manager             .05%(3)            .05%(3)           .07%        .07%(3)

  Net Assets, end of period (000's Omitted)  $1,607,835          $1,231,132         $369,205     $50,446

------------------
(1) The Fund changed its fiscal year end from January 31 to November 30.
(2) From March 31, 1995 (commencement of initial offering) to January 31, 1996.
(3) Annualized.

                          See notes to financial statements.

General Money Market Fund, Inc.
------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS

NOTE 1--Significant Accounting Policies:

   General Money Market Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940 ("Act") as a diversified open-end management investment company. The Fund's investment objective is to provide investors with as high a level of current income as is consistent with the preservation of capital. The Dreyfus Corporation ("Manager") serves as the Fund's investment adviser. The Manager is a direct subsidiary of Mellon Bank, N.A.

   Premier Mutual Fund Services, Inc. (the "Distributor") is the distributor of the Fund's shares, which are sold to the public without a sales load. The Fund is authorized to issue 25 billion shares of $.01 par value Common Stock. The Fund currently offers two classes of shares: Class A (15 billion shares authorized) and Class B (10 billion shares authorized). Class A shares and Class B shares are identical except for the services offered to and the expenses borne by each class and certain voting rights. Class A shares are subject to a Service Plan adopted pursuant to Rule 12b-1 under the Act, Class B shares are subject to a Distribution Plan adopted pursuant to Rule 12b-1 under the Act and, in addition, Class B shares are charged directly for sub-accounting services provided by Service Agents (a securities dealer financial institution or other industry professional) at an annual rate of .05% of the value of the average daily net assets of Class B shares.

   It is the Fund's policy to maintain a continuous net asset value per share of $1.00; the Fund has adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so. There is no assurance, however, that the Fund will be able to maintain a stable net asset value per share of $1.00.

   The Fund's financial statements are prepared in accordance with generally accepted accounting principles which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

   (a) Portfolio valuation: Investments are valued at amortized cost, which has been determined by the Fund's Board of Directors to represent the fair value of the Fund's investments.

   (b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gain and loss from securities transactions are recorded on the identified cost basis. Interest income is recognized on the accrual basis. Cost of investments represents amortized cost. Under the terms of the custodian agreement, the Fund received net earnings credits of $6,703 during the period ended May 31, 1998 based on available cash balances left on deposit. Income earned under this arrangement is included in interest income.

   The Fund may enter into repurchase agreements with financial institutions, deemed to be creditworthy by the Fund's Manager, subject to the seller's agreement to repurchase and the Fund's agreement to resell such securities at a mutually agreed upon price. Securities purchased subject to repurchase agreements are deposited with the Fund's custodian and, pursuant to the terms of the repurchase agreements, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the Fund will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, the Fund maintains the right to sell the underlying securities at market value and may claim any resulting loss against the seller.

   (c) Dividends to shareholders: It is the policy of the Fund to declare dividends from investment income-net on each business day; such dividends are paid monthly. Dividends from net realized capital gain, if any, are normally declared and paid annually, but the Fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code. To the extent that net realized capital gain can be offset by capital loss carryovers, it is the policy of the Fund not to distribute such gain.

General Money Market Fund, Inc.
------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (continued)

   (d) Federal income taxes: It is the policy of the Fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Internal Revenue Code, and to make distributions of taxable income sufficient to relieve it from substantially all Federal income and excise taxes.

   The Fund has an unused capital loss carryover of approximately $105,000 available for Federal income tax purposes to be applied against future net securities profits, if any, realized subsequent to November 30, 1997. If not applied, $12,000 of the carryover expires in fiscal 2001, $15,000 expires in fiscal 2004 and $78,000 expires in fiscal 2005.

   At May 31, 1998, the cost of investments for Federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

NOTE 2--Management Fee and Other Transactions With Affiliates:

   (a) Pursuant to a management agreement ("Agreement") with the Manager, the management fee is computed at the annual rate of .50 of 1% of the value of the Fund's average daily net assets and is payable monthly. The Agreement provides that if in any full fiscal year the aggregate expenses of the Fund, exclusive of taxes, brokerage, interest on borrowings and extraordinary expenses, exceed
1 1/2% of the value of the Fund's average net assets, the Fund may deduct from payments to be made to the Manager, or the Manager will bear such excess expense. During the period ended May 31, 1998, There was no expense reimbursement pursuant to the Agreement.

   (b) Under the Service Plan with respect to Class A shares (the "Plan"), adopted pursuant to Rule 12b-1 under the Act, Class A shares directly bear the cost of preparing, printing and distributing prospectuses and statements of additional information and implementing and operating the Plan. In addition, Class A shares reimburse (a) the Distributor for payments made for distributing Class A shares and servicing shareholder accounts ("Servicing") and (b) the Manager, Dreyfus Service Corporation, a wholly-owned subsidiary of the Manager, and their affiliate (collectively, "Dreyfus") for payments made for Servicing, at an aggregate annual rate of up to .20 of 1% of the value of the average daily net assets of Class A. Both the Distributor and Dreyfus may pay Service Agents a fee in respect of Class A shares owned by shareholders with whom the Service Agent has a Servicing relationship or for whom the Service Agent is the dealer or holder of record. The schedule of such fees and the basis upon which such fees will be paid shall be determined from time to time by the Fund's Board of Directors. If a holder of Class A shares ceases to be a client of a Service Agent, but continues to hold Class A shares, Dreyfus will be permitted to act as a Service Agent in respect of such Fund shareholders and receive payments under the Service Plan for Servicing. The fees payable for Servicing are payable without regard to actual expenses incurred. During the period ended May 31, 1998, Class A shares were charged $872,935 pursuant to the Plan.

   Under the Distribution Plan with respect to Class B shares ("Class B Distribution Plan"), adopted pursuant to Rule 12b-1 under the Act, Class B shares directly bear the costs of preparing, printing and distributing prospectuses and statements of additional information and of implementing and operating the Class B Distribution Plan. In addition, Class B shares reimburse the Distributor for payments made to third parties for distributing their shares at an aggregate annual rate of up to .20% of 1% of the value of the average daily net assets of Class B. During the period ended May 31, 1998, Class B shares were charged $1,372,186 pursuant to the Class B Distribution Plan.

   (c) Under the Fund's Shareholder Services Plan with respect to Class A ("Class A Shareholder Services Plan"), Class A shares reimburse Dreyfus Service Corporation, an amount not to exceed an annual rate of .25 of 1% of the value of the average daily net assets of Class A for certain allocated expenses of providing personal services and/or maintaining

General Money Market Fund, Inc.
------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (continued)

shareholder accounts. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding Class A shares and providing reports and other information, and services related to the maintenance of shareholder accounts. During the period ended May 31, 1998, Class A shares were charged $137,740 pursuant to the Class A Shareholder Services Plan.

   Under the Fund's Shareholder Services Plan with respect to Class B ("Class B Shareholder Services Plan"), Class B shares pay the Distributor for the provision of certain services to the holders of Class B shares a fee at an annual rate of .25 of 1% of the value of the average daily net assets of Class
B. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding Class B shares and providing reports and other information, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents in respect of these services. The Distributor determines the amounts to be paid to Service Agents.

   The Manager has undertaken through May 31, 1998, that if the aggregate expenses of Class B shares (exclusive of taxes, brokerage, interest on borrowings and extraordinary expenses) exceed 1% of the value of the average daily net assets of Class B, the Manager will reimburse the expenses of the Fund under the Class B Shareholder Services Plan to the extent of any excess expense and up to the full fee payable under the Class B Shareholder Services Plan. During the period ended May 31, 1998, Class B shares were charged $715,232 pursuant to the Class B Shareholder Services Plan, of which $125,244 was reimbursed by the Manager.

   The Fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of the Manager, under a transfer agency agreement for providing personnel and facilities to perform transfer agency services for the fund. During the period ended May 31, 1998, the Fund was charged $92,385 pursuant to the transfer agency agreement.

   (d) Each director who is not an "affiliated person" as defined in the Act receives from the Fund an annual fee of $2,500 and an attendance fee of $500 per meeting. The Chairman of the Board receives an additional 25% of such compensation.

General Money Market Fund, Inc.
200 Park Avenue
New York, NY 10166

Manager
The Dreyfus Corporation
200 Park Avenue
New York, NY 10166

Custodian
The Bank of New York.
90 Washington Street
New York, NY 10286

Transfer Agent &
Dividend Disbursing Agent
Dreyfus Transfer, Inc.
P.O. Box 9671
Providence, RI 02940



Printed in U.S.A.                 196/696SAR985